SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	4 Months Ended	9 Months Ended
	Jan. 31, 2015	Jun. 30, 2015
Accounting Policies [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Intangible assets consist of the following :
January 31, 2015

Option Contract	$24,375
Accumulated Amortization	(11,912)

Option Contract, Net	$12,463

Intangible assets consist of the following:
June 30, 2015
(Unaudited)
Option Contract	$24,375
Accumulated Amortization	(22,886)
Option Contract, Net	$1,489